Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Categories of Financial Instruments
a.	Categories of financial instruments

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$159.0	$1,070.4
FVTOCI (Note 2)	129,607.1	136,483.3
Hedging financial assets	13.5	2.3
Amortized cost (Note 3)	1,283,715.7	1,727,306.6

	$1,413,495.3	$1,864,862.6

Financial liabilities
FVTPL (Note 4)	$681.9	$116.2
Hedging financial liabilities	9.6	0.8
Amortized cost (Note 5)	1,355,957.2	1,669,270.6

	$1,356,648.7	$1,669,387.6

Note 1:	Financial assets mandatorily measured at FVTPL.
Note 2:	Including notes and accounts receivable (net), equity and debt investments.
Note 3:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables, refundable deposits and temporary payments (including those classified under other current assets and other noncurrent assets).
Note 4:	Held for trading.

Note 5:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans, guarantee deposits and other noncurrent liabilities.

Summary of Current Credit Risk Assessment Policies
The Company assesses the 12-month expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0—0.09%
Doubtful	Credit rating is non-investment grade on valuation date	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	—

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2021

Non-derivative financial liabilities
Short-term loans	$114,767.0	$—	$—	$—	$114,767.0
Accounts payable (including related parties)	48,722.8	—	—	—	48,722.8
Payables to contractors and equipment suppliers	145,742.2	—	—	—	145,742.2
Accrued expenses and other current liabilities	120,240.4	—	—	—	120,240.4
Bonds payable	13,580.6	42,801.4	191,458.1	506,505.0	754,345.1
Long-term bank loans	183.7	2,217.1	1,153.9	—	3,554.7
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	2,371.6	3,896.2	3,385.3	14,649.2	24,302.3
Others	—	164,991.9	—	—	164,991.9

	445,608.3	213,906.6	195,997.3	521,154.2	1,376,666.4

Derivative financial instruments
Forward exchange contracts
Outflows	187,708.0	—	—	—	187,708.0
Inflows	(187,631.9)	—	—	—	(187,631.9)

	76.1	—	—	—	76.1

	$445,684.4	$213,906.6	$195,997.3	$521,154.2	$1,376,742.5

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2022

Non-derivative financial liabilities
Accounts payable (including related parties)	$56,522.3	$—	$—	$—	$56,522.3
Payables to contractors and equipment suppliers	213,499.6	—	—	—	213,499.6
Accrued expenses and other current liabilities	219,588.0	—	—	—	219,588.0
Bonds payable	34,668.9	94,869.1	320,211.5	625,049.5	1,074,799.0
Long-term bank loans	1,278.1	3,533.2	1,360.5	—	6,171.8
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	2,999.9	5,367.8	4,754.0	22,589.1	35,710.8
Others	—	166,266.7	10,518.5	783.2	177,568.4

	528,556.8	270,036.8	336,844.5	648,421.8	1,783,859.9

Derivative financial instruments
Forward exchange contracts
Outflows	103,617.4	—	—	—	103,617.4
Inflows	(104,600.1)	—	—	—	(104,600.1)

	(982.7)	—	—	—	(982.7)

	$527,574.1	$270,036.8	$336,844.5	$648,421.8	$1,782,877.2

Summary of Additional Information About In Maturity Lease Liabilities
Note: Information about the maturity analysis for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2021
Lease liabilities	$7,513.9	$5,043.1	$1,972.7	$119.5	$14,649.2

December 31, 2022
Lease liabilities	$10,241.7	$7,329.0	$4,233.9	$784.5	$22,589.1

Summary of Level 3 Fair Value Were Financial Assets at FVTPL and Equity Investments classified as Financial Assets at FVTOCI
The financial assets measured at Level 3 fair value were equity investments classified as financial assets at FVTOCI and financial assets at FVTPL. Reconciliations for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$4,208.9	$4,514.9	$5,887.9
Additions	175.2	319.2	715.6
Recognized in profit or loss	(3.8)	—	—
Recognized in other comprehensive income or loss	409.0	1,821.8	(373.2)
Disposals and proceeds from return of capital of investments	(51.1)	(700.2)	(359.5)
Transfers out of level 3 (Note)	—	—	(139.8)
Effect of exchange rate changes	(223.3)	(67.8)	551.1

Balance, end of year	$4,514.9	$5,887.9	$6,282.1

Note: The transfer from level 3 to level 1 is because
quoted
prices (unadjusted) in active markets data became available for the equity investments.

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Fair Value of Financial Instruments
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$159.0	$—	$159.0

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$57,253.2	$—	$57,253.2
Agency bonds/Agency mortgage-backed securities	—	32,070.1	—	32,070.1
Government bonds	21,267.0	78.8	—	21,345.8
Asset-backed securities	—	8,660.4	—	8,660.4
Investments in equity instruments
Non-publicly traded equity investments	—	—	5,887.9	5,887.9
Publicly traded stocks	189.8	—	—	189.8
Notes and accounts receivable, net	—	4,199.9	—	4,199.9

	$21,456.8	$102,262.4	$5,887.9	$129,607.1

Hedging financial assets
Cash flow hedges
Forward interest rate contracts	$—	$13.5	$—	$13.5

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$681.9	$—	$681.9

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$9.6	$—	$—	$9.6

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$947.5	$—	$947.5
Convertible bonds	—	—	122.9	122.9

	$—	$947.5	$122.9	$1,070.4

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$66,116.2	$—	$66,116.2
Agency bonds/Agency mortgage-backed securities	—	28,399.9	—	28,399.9
Government bonds	18,845.5	84.3	—	18,929.8
Asset-backed securities	—	9,274.7	—	9,274.7
Investments in equity instruments
Non-publicly traded equity investments	—	—	6,159.2	6,159.2
Publicly traded stocks	277.9	—	—	277.9
Notes and accounts receivable, net	—	7,325.6	—	7,325.6

	$19,123.4	$111,200.7	$6,159.2	$136,483.3

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$2.3	$—	$—	$2.3

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$116.2	$—	$116.2

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$0.8	$—	$—	$0.8

Not measured at fair value but for which the fair value is disclosed [member]
Statement [LineItems]
Fair Value of Financial Instruments
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to be measured at fair value:

December 31, 2021
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$5,307.0	$5,318.0

December 31, 2021
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$614,470.7	$613,514.7

	December 31, 2022
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$80,994.9	$80,236.1
Commercial paper	48,732.5	48,882.0

	$129,727.4	$129,118.1

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$852,436.4	$765,301.5